Document And Entity Information	6 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Document Period End Date	Mar. 31, 2016
Entity Filer Category	Smaller Reporting Company